ORGANIZATION AND BASIS OF PRESENTATION (Schedule of Company's Subsidiaries, PRC Domestic Entities and PRC Domestic Entities' Subsidiaries (Parenthetical) (Detail) (Shanghai China Index [Member])	Dec. 31, 2014
Shanghai China Index [Member]
Summary of Investment Holdings [Line Items]
Percentage of Ownership	25.00%